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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section RECEIVED APR 19 2007 Washington, DC 110

07052505

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

138645

of Offering (check if this is an amendment and name has changed, and indicate change.)

iNIA CORPORATION: Series D-1, Series D-2, Series D-3, Series D-4 and Series D-5 Preferred Stock

; Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

Enter the information requested about the issuer

: of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

GNIA CORPORATION

ess of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
East 55th Street York, NY 10022	(212) 331-7850
ess of Principal Business Operations (Number and Street, City, State, Zip Code) ferent from Executive Offices Same as Executive Offices	Telephone Number (Including Area Code) (212) 331-7850

PROCESSED

MAY 03 2007

THOMSON FINANCIAL

f Description of Business: Creation of scientific databases

: of Business Organization

orporation ☐ limited partnership, already formed ☐ other (please specify):

usiness trust ☐ limited partnership, to be formed

	Month	Year
ual or Estimated Date of Incorporation or Organization:	04	1999

☒ Actual ☐ Estimated

sdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: DE
CN for Canada; FN for other foreign jurisdiction)

NERAL INSTRUCTIONS

eral:

o Must File: All issuers making an offering of securities in eliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

en to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the ier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or tified mail to that address.

ere to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

pies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed y or bear typed or printed signatures.

ormation Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

ing Fee: There is no federal filing fee.

ate:

is notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. uers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a econdition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to notice constitutes a part of this notice and must be completed.

ATTENTION

ailure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal otice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

C 1972 (6-02)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

2839.00101/11655472v.1

A. BASIC IDENTIFICATION DATA

2. ıter the information requested for the following:

Each promoter of the issuer, if the issuer has been organized within the past five years;
Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
Each general and managing partner of partnership issuers.

:) that ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ Manager

ame (Last name first, if individual)
ɟ, Robert N.

:ss or Residence Address (Number and Street, City, State, Zip Code)
ast 55th Street, New York, NY 10022

: Boxes ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ Manager
pply:

lame (Last name first, if individual)
ı, David M.

ess or Residence Address (Number and Street, City, State, Zip Code)
:ast 55th Street, New York, NY 10022

k Boxes ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ Manager
\pply:

Name (Last name first, if individual)
vics, Charles

ıess or Residence Address (Number and Street, City, State, Zip Code)
East 55th Street, New York, NY 10022

:k Boxes ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
Apply:

Name (Last name first, if individual)
ıger, Paul

ıness or Residence Address (Number and Street, City, State,Zip Code)
3 E. Skelton Canyon Circle, Westlake Village, CA 91362

ck Boxes ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
Apply:

Name (Last name first, if individual)
tarina, Gene

iiness or Residence Address (Number and Street, City, State, Zip Code)
' East 55th Street, New York, NY 10022

:ck Boxes ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
t Apply:

l Name (Last name first, if individual)
lkerson, L. John

siness or Residence Address (Number and Street, City, State, Zip Code)
7 East 55th Street, New York, NY 10022

.eck Boxes ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
ıt Apply:

.ll Name (Last name first, if individual)
ırvol, Bruno

ısiness or Residence Address (Number and Street, City, State, Zip Code)
ɔ The LARVOL Group, 505 Montgomery St., 11th Fl., San Francisco, CA 94111

heck Boxes ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
at Apply:

ɹll Name (Last name first, if individual)
oni, Robert

usiness or Residence Address (Number and Street, City, State, Zip Code)
5 Jonathan Smith Road, Morristown, NJ 07960

heck Boxes ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
ıat Apply:

ull Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1 as the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ____ No X

Answer also in Appendix, Column 2, if filing under ULOE.

2 'hat is the minimum investment that will be accepted from any individual? .... No Minimum

3 oes the offering permit joint ownership of a single unit? .... Yes _X_ No ____

4 nter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for olicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer egistered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a roker or dealer, you may set forth the information for that broker or dealer only.

e

in Which Person Listed Has Solicited or Intends to Solicit Purchasers:

:k "All States" or check individual States) .... ☐ All States

!2839.00101/11655472v.1

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. nter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$ 4,535,6155.21	$ 0.00
☐ Common Stock ☒ Preferred		
(1) $1,000,000 of Series D-1 Preferred Stock (2) $1,535,155.21 of Series D-2 Preferred Stock (3) $1,000,000 of Series D-3 Preferred Stock (4) The Issuer may permit the exchange of one-third of the shares of Series D-2 Preferred Stock owned by each holder of Series D-2 Preferred Stock for shares of Series D-4 Preferred Stock. No cash proceeds will be received by the Issuer for such exchange. (5) $1,000,000 of Series D-5 Preferred Stock	$ 0.00	$1,000,000 of Series D-1 Preferred Stock and $1,535,155.21 of Series D-2 Preferred Stock
Partnership Interests	$ 0.00	$ 0.00
Other -	$ 0.00	$ 0.00
Total	$ 4,535,155.21	$ 2,535,155.21

Answer also in Appendix, Column 3, if filing under ULOE.

Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	31	$ 2,535,155.21
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C– Question 1.

t Applicable

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☐	$ 0.00
Legal Fees	☒	$ 110,000.00
Accounting Fees	☐	$ 0.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☐	$ 0.00
Other Expense (Identify) Miscellaneous offering expenses and blue sky filing fees	☒	$ 2,000.00
Total	☒	$ 112,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer"...................... ☒ $ 4,423,155.21

ɪdicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. f the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the ayments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payment to Officers, Directors, & Affiliates	Payment To Others
es and fees	☐ $ 0.00	☐ $ 0.00
ıase of real estate	☐ $ 0.00	☐ $ 0.00
ıase, rental or leasing and installation of machinery and equipment	☐ $ 0.00	☐ $ 0.00
truction or leasing of plant buildings and facilities	☐ $ 0.00	☐ $ 0.00
ıisition of other businesses (including the value of securities involved in this offering that may be used change for the assets or securities of another issuer pursuant to a merger)	☐ $ 0.00	☐ $ 0.00
ıyment of indebtedness	☐ $ 0.00	☐ $ 0.00
king capital and general corporate purposes	☐ $ 0.00	☒ $ 4,273,155.21
ɜr (specify: Redemption of Series B Preferred Stock	☐ $ 0.00	☒ $ 150,000.00
ımn Totals	☐ $ 0.00	☒ $ 4,423,155.21

al Payments Listed (column totals added)................................ ☒ $ 4,423,155.21

D. FEDERAL SIGNATURE

e issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an dertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non- ɜredited investor pursuant to paragraph (b)(2) of Rule 502.

uer (Print or Type)	Signature	Date
ƆGNIA CORPORATION		April 18, 2007
ıme of Signer (Print or Type)	Title of Signer (Print or Type)	
ɔbert Merold	President and Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?.. NO

   See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

1 ›suer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly
ε rized person.

er (Print or Type)	Signature	Date
ƷNIA CORPORATION	[signature]	April 16, 2007
ne of Signer (Print or Type)	Title of Signer (Print or Type)	
›ert Merold	President and Chief Executive Officer	

ıon:
›e name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or ped or printed signatures.

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?... NO

   See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

T suer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly a ized person.

r (Print or Type)	Signature	Date
;NIA CORPORATION		April , 2007
ıe of Signer (Print or Type)	Title of Signer (Print or Type)	
ɜrt Merold	President and Chief Executive Officer	

ɔn:
ı name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or ed or printed signatures.

22839.00101/11655472v.1

Appendix

1	2 Intend to sell to non-accredited investors in State ({Part B – Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in state (Part C – Item 2)				5 Disqualification under state ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
St	Yes	No	**$1,000,000 of Series D-1 Preferred Stock, $1,535,155.21 of Series D-2 Preferred Stock, $1,000,000 of Series D-3 Preferred Stock, shares of Series D-4 Preferred Stock issued in exchange for one-third of the outstanding shares of Series D-2 Preferred Stock and $1,000,000 of Series D5 Preferred Stock**	Number of Accredited investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
		x	same	3	$1,000,000 of Series D-1 Preferred Stock and $138,969.45 of Series D-2 Preferred Stock	0	0		x
		x	same	1	$102,101.37 of Series D-2 Preferred Stock	0	0		x
		x	same	3	$148,351.50 of Series D-2 Preferred Stock	0	0		x
		x	same	1	$100,000 of Series D-2 Preferred Stock	0	0		x
I									
A									
E									

22839.00101/11655472v.1

1	2 Intend to sell to non-accredited investors in State ({Part B – Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in state (Part C – Item 2)				5 Disqualification under state ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
St	Yes	No	**$1,000,000 of Series D-1 Preferred Stock, $1,535,155.21 of Series D-2 Preferred Stock, $1,000,000 of Series D-3 Preferred Stock, shares of Series D-4 Preferred Stock issued in exchange for one-third of the outstanding shares of Series D-2 Preferred Stock and $1,000,000 of Series D5 Preferred Stock**	Number of Accredited investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
N									
N		x	same	1	$21,111.23 of Series D-2 Preferred Stock	0	0		x
I									
I									
		x	same	4	$234,676.99 of Series D-2 Preferred Stock	0	0		x
		x	same	15	673,383.76 of Series D-2 Preferred Stock	0	0		x
		x	same	1	$26,504.79 of Series D-2 Preferred Stock	0	0		
D									
N									
X									

1	2 Intend to sell to non-accredited investors in State ({Part B – Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in state (Part C – Item 2)				5 Disqualification under state ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
St.	Yes	No	**$1,000,000 of Series D-1 Preferred Stock, $1,535,155.21 of Series D-2 Preferred Stock, $1,000,000 of Series D-3 Preferred Stock, shares of Series D-4 Preferred Stock issued in exchange for one-third of the outstanding shares of Series D-2 Preferred Stock and $1,000,000 of Series D5 Preferred Stock**	Number of Accredited investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
U'									
V'									
V.									
W.									
W									
W									
W									
F									

N Two accredited foreign investors purchased $50,276.03 of Series D-2 Preferred Stock.

END